Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - June | iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $2.05 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	108.80%
Innovator U.S. Small Cap Power Buffer ETF™ - June | iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $205.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Innovator U.S. Small Cap Power Buffer ETF™ - June | iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $174.31 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.70%)
Innovator U.S. Small Cap Power Buffer ETF™ - June | iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $239.85 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(10.20%)